Investment Objectives and Goals - Putnam VT Sustainable Leaders Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary Prior to October 5, 2026, Putnam VT Focused U.S. Research Fund was named Putnam VT Sustainable Leaders Fund.
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.